Leases - Supplemental Balance Sheet Information, Weighted Average Remaining Terms, and Weighted Average Discount Rates (Details) $ in Thousands	Mar. 31, 2021 USD ($)
Operating leases:
Operating lease right-of-use assets	$ 12,835
Operating lease liabilities, current	4,312
Operating lease liabilities, non-current	9,662
Total operating lease liabilities	13,974
Finance leases:
Total property and equipment, gross	926
Less: accumulated depreciation	(261)
Property and equipment, net	665
Finance lease (capital lease prior to adoption of ASC 842) liabilities, current	281
Finance lease (capital lease prior to adoption of ASC 842) liabilities, non-current	263
Total finance lease liabilities	$ 544
Weighted average remaining lease term
Operating leases	3 years 7 months 2 days
Finance leases	2 years 3 months 25 days
Weighted average discount rate
Operating leases	2.79%
Finance leases	10.11%